Nature of Operations and Going Concern Uncertainty (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statements [Line Items]
Net loss	$ (3,386,335)
Accumulated Deficit	(81,416,964)	$ (78,030,629)
Cash and cash equivalents	1,881,841	319,057	$ 1,073,574	$ 1,360,487
Working capital	644,008
Deferred flow-through share premium	47,481	$ 52,157	$ 49,467
Adjusted working capital	691,489
Cash consideration for the disposition of assets held for sale	5,000,000
Asset held for sale, Advance payments received in current fiscal year	3,200,000
Asset held for sale, Advance payments received subsequent to August 31, 2019	1,800,000
Canadian exploration expenses [Member]
Statements [Line Items]
Capital commitments	$ 221,580